Rialto Investment Segment (Risk Categories) (Details) - USD ($) $ in Thousands		Nov. 30, 2014	Nov. 30, 2013
Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual		$ 0	$ 164,397
Nonaccrual		89,603	2,553
Loans receivable, net		89,603	166,950
Single Family Homes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual		0	55,009
Nonaccrual		20,402	4,638
Loans receivable, net		20,402	59,647
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual		0	36,934
Nonaccrual		7,286	1,126
Loans receivable, net		7,286	38,060
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual		0	13,735
Nonaccrual		12,814
Loans receivable, net		12,814	13,735
Rialto Investments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual		0	270,075
Nonaccrual		130,105	8,317
Loans receivable, net	[1]	$ 130,105	$ 278,392

[1]	Under certain provisions of Accounting Standards Codification (“ASC”) Topic 810, Consolidations, (“ASC 810”) the Company is required to separately disclose on its consolidated balance sheets the assets of consolidated variable interest entities (“VIEs”) that are owned by the consolidated VIEs and liabilities of consolidated VIEs as to which there is no recourse against the Company.As of November 30, 2014, total assets include $929.1 million related to consolidated VIEs of which $11.7 million is included in Lennar Homebuilding cash and cash equivalents, $0.3 million in restricted cash, $0.2 million in Lennar Homebuilding receivables, net, $0.2 million in Lennar Homebuilding finished homes and construction in progress, $208.2 million in Lennar Homebuilding land and land under development, $52.5 million in Lennar Homebuilding consolidated inventory not owned, $23.9 million in Lennar Homebuilding investments in unconsolidated entities, $104.6 million in Lennar Homebuilding other assets, $75.8 million in Rialto cash and cash equivalents, $128.9 million in Rialto loans receivable, net, $128.2 million in Rialto real estate owned held-for-sale, $172.7 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities, $2.1 million in Rialto other assets and $19.2 million in Lennar Multifamily assets.As of November 30, 2013, total assets include $1,195.3 million related to consolidated VIEs of which $8.3 million is included in Lennar Homebuilding cash and cash equivalents, $17.7 million in restricted cash, $2.4 million in Lennar Homebuilding receivables, net, $94.8 million in Lennar Homebuilding land and land under development, $243.6 million in Lennar Homebuilding consolidated inventory not owned, $14.7 million in Lennar Homebuilding investments in unconsolidated entities, $86.8 million in Lennar Homebuilding other assets, $44.8 million in Rialto cash and cash equivalents, $244.0 million in Rialto loans receivable, net, $122.0 million in Rialto real estate owned held-for-sale, $313.8 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities and $1.8 million in Rialto other assets.